Leases - ROU asses and liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Assets
Operating lease right-of-use assets	$ 226
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent
Liabilities
Current operating lease liabilities	$ 232
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current
Total lease liabilities	$ 232
Weighted average remaining lease term	2 years 6 months
Weighted average discount rate	7.20%